ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS

2. ACQUISITIONS

Acquisition of Umeco plc

On July 20, 2012, we completed the acquisition of all of the outstanding shares of Umeco plc (“Umeco”), an international provider of composite and process materials, in an all-cash transaction at a cost of approximately $423.8. To fund the transaction, we used approximately $170.0 from the draw-down of our existing $400.0 revolving credit facility (the “Revolving Credit Facility”) with the balance funded by cash on hand. The acquisition is intended to strengthen our position as a leading manufacturer of composite materials, while offering significant opportunities for growth and value creation, particularly in industrial composites and process materials. The acquired Umeco business is partly reported in the Aerospace Materials segment, but mostly reported in the Industrial Materials segment. Net sales from Umeco related to Industrial Materials and Aerospace Materials in 2012 were $124.7 and $25.3, respectively.

The acquisition is accounted for under the acquisition method of accounting in accordance with the FASB’s Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. As such, the Umeco assets acquired and liabilities assumed are recorded at their acquisition-date fair values. Acquisition-related transaction costs are not included as a component of consideration transferred, but are accounted for as an expense in the period in which the costs are incurred. Any excess of the acquisition consideration over the fair value of assets acquired and liabilities assumed is allocated to goodwill.

The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the acquisition date. We are in the process of finalizing the valuation of certain assets acquired and liabilities assumed; thus, the amounts below are subject to change until finalized.

Cash	$3.0
Trade receivables	65.2
Inventories	58.2
Other current assets	26.1
Plants, equipment and facilities	67.9
Amortizable intangible assets	175.2
Goodwill	184.4
Deferred tax assets	0.4
Other non-current assets	5.3
Deferred tax liabilities	(52.5)
Other current and non-current liabilities	(109.4)

Total acquisition consideration allocation	$423.8

Goodwill recorded in connection with this acquisition was approximately $184.4 which represents the significant opportunities for growth and value creation by expanding our presence in the industrial composites sector, as well as the expected synergies from combining the acquired business with our existing business. Goodwill was assigned in part to the Aerospace Materials and Industrial Materials segments, as shown in Note 10. For tax purposes, the estimated amount of goodwill deductible for tax purposes over a 5 year period is $7.1. The estimated goodwill non-deductible for tax purposes is approximately $177.3.

The following information provides details about the estimated step-up in fair value and/or the estimated fair value at the acquisition date for some key balance sheet items.

Inventories

As of the effective date of the acquisition, inventory is required to be measured at fair value. Raw materials and work in process are valued at book value which is assumed to be a reasonable proxy for fair value. The fair values for finished goods inventory were determined based on estimated selling prices less the sum of (a) costs of selling and (b) a reasonable profit allowance for the selling effort. The estimated net step-up in fair value for finished goods was $5.6.

Deferred taxes

In connection with the acquisition of Umeco, we acquired the stock of Umeco and therefore inherited the historical tax basis of its assets and liabilities, as well as its other tax attributes. As a result, we established deferred tax assets and liabilities with respect to the step-up to fair value of assets and liabilities for book purposes. We also inherited various tax uncertainties and valuation allowances, which were adjusted to reflect our judgments and estimates regarding the ultimate resolution of the items and consideration of the combined company activities. Any adjustments to our estimate of assets acquired and liabilities assumed may result in a change to our deferred tax assets and liabilities.

Property and equipment

As of the effective date of the acquisition, property and equipment are required to be measured at fair value. It is assumed that all property and equipment will be used in a manner that represents the highest and best use of those assets. The fair value of land assets was primarily determined through use of the market approach, while the fair value of land improvements and personal property (machinery and equipment and fixed assets – other) was primarily determined through use of the cost approach and corroborated with an income approach when appropriate. Our fair value adjustment to property and equipment has been made by obtaining an understanding of the nature, amount and type of Umeco property and equipment as of July 20, 2012. The estimated step-up in fair value for property and equipment was $4.9. The estimated step-up in fair value is preliminary and subject to change as we finalize assumptions.

Intangible assets include the following:

	Estimated Fair Value	Remaining Useful Lives (Years)
Customer relationships	$141.9	16
Technology—Structural Materials: Aerospace & Defense	$14.3	21
Technology—Structural Materials: Other industries	$9.2	6
Trademarks and trade names	$9.8	8

It is assumed that all intangible assets will be used in a manner that represents the highest and best use of those assets. The preliminary fair value of intangible assets was determined primarily using income approaches. This included the multi-period excess earnings valuation method for customer relationships and the relief-from-royalty valuation method for trademarks and trade names, and technology assets. Some of the more significant assumptions used in the development of intangible asset values, as applicable, include the amount and timing of projected future cash flows (including net sales, cost of sales, marketing, administrative and development expenses and working capital); the discount rate selected to measure the risks inherent in the future cash flows; the assessment of the asset’s life cycle and the competitive trends impacting the asset; and royalty rates. The fair values of the intangible assets included above are preliminary and subject to change.

The fair value of the assets acquired includes trade receivables of $65.2, virtually all of which are expected to be collected.

The purchase price allocation for the Umeco acquisition is preliminary and will be finalized upon collection of additional information regarding the fair values of assets acquired and liabilities assumed. The primary areas of the preliminary purchase price allocation that are not yet finalized include fair values of certain tangible assets and liabilities assumed, identifiable intangible assets, certain legal matters, income and non-income based taxes, and residual goodwill. For the year ended December 31, 2012, we recognized expenses for acquisition related costs of approximately $8.4. These costs are included in the Consolidated Statements of Income for the period ended December 31, 2012 under “Administrative and general.” From the acquisition date through December 31, 2012, we recorded net sales of $150.0 for the Umeco businesses, and corresponding net operating earnings of $1.0, which includes the expensing of the aforementioned net step-up in fair value for purchased finished goods of $5.6.

The assets and liabilities arising from contingencies recognized as of the acquisition date are not significant to the consolidated financial statements.

Pro Forma Financial Information (Unaudited)

The results of operations of Umeco have been included in the consolidated statements of operations since the acquisition date of July 20, 2012. The following table reflects the unaudited pro forma consolidated results of operations as if the acquisition had taken place on January 1, 2011:

Years Ended December 31	2012	2011
Net revenue	$1,896.2	$1,784.2
Net income attributable to Cytec	$112.1	$98.5
Diluted earnings per share from continuing operations	$2.40	$2.01

These amounts have been calculated after applying Cytec’s accounting policies and adjusting the results of Umeco to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment, and intangible assets had been applied from January 1, 2011 with the consequential tax effects.

For the year ended December 31, 2012, material non-recurring pro forma adjustments include the removal of costs related to the acquisition of Umeco of $20.2 including $11.8 of transaction related costs included in legacy Umeco’s consolidated statement of operations for the year ended December 31, 2012.

The unaudited pro forma information does not include any adjustments for any restructuring activities, operating efficiencies or cost savings.

Acquisition of manufacturing assets of Star Orechem International Private Limited

On March 30, 2012, we acquired the manufacturing assets of Star Orechem International Private Limited (SOIL), in Nagpur, Central India, in a cash transaction. We are in the process of completing and upgrading the capabilities of the acquired plant to meet appropriate safety and operating standards. Our expectation is that this work will be completed and we will begin production of our mining chemical products in the first half of 2014. The results of operations of the acquired business have been included in our In Process Separation segment since April 1, 2012. The acquisition was funded from our cash on hand and has been accounted for as an acquisition of a business. Based on the condition of the acquired assets and the estimated costs to complete necessary upgrades, we have revised our preliminary estimate of the remaining net amount payable to SOIL under the purchase contract from $7.5 to $1.0, resulting in a purchase price of $30.2.

The following table summarizes the final assigned fair values of the assets acquired and liabilities assumed as of March 30, 2012:

Inventories	$1.1
Other current assets	0.4
Plants, equipment and facility	6.5
Identifiable intangibles	1.2
Goodwill	20.8
Other, net	0.2

Total purchase price	$30.2

The goodwill recorded in connection with this acquisition is largely attributable to the capacity and potential for future strategic growth. None of the goodwill recognized is expected to be deductible for income tax purposes.

The amount allocated to intangibles represents the fair value of non-compete agreements, which were determined based on an independent appraisal. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 fair value measurement.

There were no material revenues or earnings related to SOIL included in our consolidated statement of income for the year ended December 31, 2012.